Investment Securities - Schedule of Gross Unrealized Losses on Investment Securities and the Fair Value of the Related Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, fair value	$ 110,552	$ 2,979,465
Less than 12 months, gross unrealized losses	(148)	(37,202)
12 months or longer, fair value	2,806,163	2,956,231
12 months or longer, gross unrealized losses	(343,594)	(500,723)
Total, fair value	2,916,715	5,935,696
Total, gross unrealized losses	(343,742)	(537,925)
U.S. Treasury securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, fair value		716,367
Less than 12 months, gross unrealized losses		(4,824)
12 months or longer, fair value		0
12 months or longer, gross unrealized losses		0
Total, fair value		716,367
Total, gross unrealized losses		(4,824)
U.S. Government agency securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, fair value		0
Less than 12 months, gross unrealized losses		0
12 months or longer, fair value		29,163
12 months or longer, gross unrealized losses		(830)
Total, fair value		29,163
Total, gross unrealized losses		(830)
Mortgage-backed securities issued by U.S. Government agencies
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, fair value	0	716,268
Less than 12 months, gross unrealized losses	0	(8,431)
12 months or longer, fair value	591,995	577,468
12 months or longer, gross unrealized losses	(84,796)	(112,958)
Total, fair value	591,995	1,293,736
Total, gross unrealized losses	(84,796)	(121,389)
Mortgage-backed securities issued by U.S. Government sponsored enterprises
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, fair value	41,900	456,887
Less than 12 months, gross unrealized losses	(70)	(12,503)
12 months or longer, fair value	1,452,621	1,542,618
12 months or longer, gross unrealized losses	(159,552)	(248,412)
Total, fair value	1,494,521	1,999,505
Total, gross unrealized losses	(159,622)	(260,915)
Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, fair value	0	29,040
Less than 12 months, gross unrealized losses	0	(820)
12 months or longer, fair value	479,726	521,161
12 months or longer, gross unrealized losses	(80,221)	(106,432)
Total, fair value	479,726	550,201
Total, gross unrealized losses	(80,221)	(107,252)
Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, fair value	68,652	1,060,903
Less than 12 months, gross unrealized losses	(78)	(10,624)
12 months or longer, fair value	281,821	276,850
12 months or longer, gross unrealized losses	(19,025)	(31,952)
Total, fair value	350,473	1,337,753
Total, gross unrealized losses	$ (19,103)	(42,576)
Corporate debt securities and other debt securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, fair value		0
Less than 12 months, gross unrealized losses		0
12 months or longer, fair value		8,971
12 months or longer, gross unrealized losses		(139)
Total, fair value		8,971
Total, gross unrealized losses		$ (139)